Financial Risk Management - Summary of Change in Share Prices and Profit Before Tax/Equity on Market Prices (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Derivative warrant liabilities (under NAMSW)
Disclosure Of Financial Instruments [Line Items]
% Increase / (decrease) in share price (NAMS / NAMSW)	15.00%
Increase / (decrease) in profit or loss before tax / Equity	€ (583)
Derivative warrant liabilities (under NAMSW)
Disclosure Of Financial Instruments [Line Items]
% Increase / (decrease) in share price (NAMS / NAMSW)	(15.00%)
Increase / (decrease) in profit or loss before tax / Equity	€ 583
Derivative earnout liability (under NAMS)
Disclosure Of Financial Instruments [Line Items]
% Increase / (decrease) in share price (NAMS / NAMSW)	15.00%
Increase / (decrease) in profit or loss before tax / Equity	€ (1,058)
Derivative earnout liability (under NAMS)
Disclosure Of Financial Instruments [Line Items]
% Increase / (decrease) in share price (NAMS / NAMSW)	(15.00%)
Increase / (decrease) in profit or loss before tax / Equity	€ 1,058